SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	4 years
Options granted	28,000	270,200	16,014
Options exercised	9,321	9,321
Share-based compensation	$ 250	$ 203	$ 121
Weighted-average grant-date fair value of options granted	$ 2.67	$ 5.59	$ 4.35
Unrecognized compensation costs	$ 671
Unrecognized compensation costs, period	4 years
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 4.12
Share Incentive Plan 2018 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercisable period	10 years
Share Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised	395,171
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 5.25